Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued salary and social welfare costs	$ 14,007,700	$ 8,388,819
Liability classified awards for share-based compensation (Note 13)	3,950,457	0
Payables for acquisition (Note 3)	2,000,001	0
Accrued professional service fees	987,969	788,313
Accrued advertising and marketing fees	566,738	286,218
Accrued staff reimbursements	508,438	332,578
Accrued office expense	428,203	159,668
Accrued recruitment service fee	298,580	15,976
Share option deposit held on behalf of employees	262,181	400,680
Accrued rental fee	236,888	204,669
Others	678,368	402,011
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the VIE without recourse to the Company of US$3,440,748 and US$5,035,100 as of December 31, 2019 and 2020, respectively)	$ 23,925,523	$ 10,978,932